Inventory (Tables)	12 Months Ended
Mar. 31, 2021
Classes of current inventories [abstract]
Schedule of Inventories
	March 31, 2021	March 31, 2020

Work in Process	$10,048,518	$2,812,935
Finished Goods	2,413,449	3,777,665

Total	$12,461,967	$6,590,600